14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates
	2019	2018	2017

Net loss	$ (2,097,599)	$ (1,885,332)	$ (1,906,297)

Expected income tax recovery	$ (566,352)	$ (509,040)	$ (495,637)
Effect of foreign tax rate	46,724	145,825	110,748
Non-deductible items	112,279	38,513	76,169
Deductible items	(15,196)	(15,911)	(14,580)
Unrecognized benefit of non-capital losses	422,545	340,613	323,301
	$ -	$ -	$ -